Income Taxes (Details) - Schedule of Provision for Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Expense Benefit [Abstract]
Current federal and state		$ 468
Valuation allowance	3,960	1,201
Deferred federal and state	(12,369)	(1,567)
Total provision (benefit) for income taxes	$ (8,409)	$ 102